GENERAL (Schedule of Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 01, 2016	Apr. 08, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aimetis [Member]
Business Acquisition [Line Items]
Net assets (liabilities) (including cash)	$ 1,981
Intangible assets	4,520		$ 4,520
Adjustment to deferred revenue	671		671
Deferred tax assets
Deferred tax liabilities, net	(562)		(562)
Goodwill	7,859		7,859
Total purchase price	14,469
Cash	$ 2,274
Fiber Company [Member]
Business Acquisition [Line Items]
Net assets (liabilities) (including cash)		$ 821
Intangible assets		2,050			2,050
Deferred tax assets		474			474
Deferred tax liabilities, net		(819)			(819)
Goodwill		1,760			$ 1,760
Total purchase price		4,286
Cash		$ 411